Cover Page	May 05, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	May 05, 2026
Entity Registrant Name	NACCO INDUSTRIES, INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-9172
Entity Tax Identification Number	34-1505819
Entity Address, Address Line One	22901 Millcreek Blvd.
Entity Address, Address Line Two	Suite 600
Entity Address, City or Town	Cleveland,
Entity Address, State or Province	OH
Entity Address, Postal Zip Code	44122
City Area Code	(440)
Local Phone Number	229-5151
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000789933
Amendment Flag	false
NEW YORK STOCK EXCHANGE, INC.
Cover [Abstract]
Title of 12(b) Security	Class A Common Stock, $1 par value per share
Trading Symbol	NC
Security Exchange Name	NYSE
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $1 par value per share
Trading Symbol	NC
Security Exchange Name	NYSE
NYSE CHICAGO, INC.
Cover [Abstract]
Title of 12(b) Security	Class A Common Stock, $1 par value per share
Trading Symbol	NC
Security Exchange Name	CHX
Entity Listings [Line Items]
Title of 12(b) Security	Class A Common Stock, $1 par value per share
Trading Symbol	NC
Security Exchange Name	CHX